Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue, Net	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 18,876	$ 20,706	$ 20,234	$ 16,530	$ 77,393	[1]	$ 76,346	[1]	$ 67,713	[1]
Long-lived assets	6,986				6,571				6,986		6,571		7,007
Switzerland [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,100				1,000				1,100		1,000		1,000
Customer Concentration Risk [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Revenue, Net									$ 7,700		$ 8,100		$ 7,500

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.